Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Supplemental Cash Flow Information [Text Block]
Note 8	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the nine months ended June 30, 2013, the Company issued three promissory notes in the principal amounts of $100,000, $82,344 (CDN$86,677) and $26,256 (CDN$27,639) in exchange for accounts payable owing to three vendors in respect of unpaid consulting fees.

During the nine months ended June 30, 2012,

i)

The Company issued 544,667 units of the Company at their fair value of $1.918 per unit to settle a convertible interest bearing note payable outstanding in the amount of $272,333, including accrued interest of $22,333 included in accounts payable and accrued liabilities and 2,155,846 units of the Company at their fair value of $1.918 per unit to settle non-convertible interest bearing notes payable outstanding in the amount of $1,077,923 including accrued interest of $30,034 included in accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until November 30, 2013. The Company recorded a loss on debt settlement of $3,829,333 as a result of this transaction.

ii)

During the period ended June 30, 2012, the Company agreed to issue 75,000 common shares at their fair value of $1.00 per share for a total of $75,000 to the former President of the Company pursuant to a severance agreement.

These transactions have been excluded from the statement of cash flows.

Note 10	Supplemental Cash Flow Information

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statement of cash flows.

During the year ended September 30, 2012:

a)

The Company issued 544,667 units of the Company at their fair value of $1.918 per unit to settle a convertible interest bearing note payable outstanding in the amount of $272,333, including accrued interest of $22,333 included in accounts payable and accrued liabilities and 2,155,846 units of the Company at their fair value of $1.918 per unit to settle non- convertible interest bearing notes payable outstanding in the amount of $1,077,923 including accrued interest of $30,034 included in accounts payable and accrued liabilities. Each unit consisted of one common share and one common share purchase warrant exercisable into one additional common share for $0.75 per share until November 30, 2013. The Company recorded a loss on debt settlement of $3,829,333 as a result of this transaction.

b)	The Company issued 75,000 common shares at their fair value of $1.00 per share for a total of $75,000 to the former President of the Company pursuant to a severance agreement.

c)

The Company issued 8,000 units for services performed by director. Each unit consisted of one common share and one-half common share purchase warrant. The fair value of this issuance was determined to be $15,896.

During the year ended September 30, 2011:

a)

The Company issued 3,636 units at $2.75 per unit for finder’s fees related to the private placement. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until May 18, 2012.

b)

The Company issued 853,075 units at the calculated fair value of $6.24 per unit in the conversion of two notes payable. The Company recorded debt conversion expense of $504,160 related to the fair value of the additional units issued based on the difference between the fair value of the units issued and the carrying value of the debt. Each unit consisted of one common share and one common share purchase warrant entitling the holder to purchase an additional common share at $3.00 per share until November 18, 2012.

c)

The Company issued 145,063 shares of common stock at their fair value of $4.12 per share to settle non-convertible interest bearing notes payable outstanding in the amount of $398,923, including accrued interest of $26,032 (included in accounts payable and accrued liabilities). The Company recorded a loss on debt settlement of $198,738 as a result of this transaction.

d)

The Company issued 181,818 shares of common stock at their fair value of $4.12 per share based on their quoted market price to one creditor in settlement of $500,000 of accounts payable. The Company recorded a loss on settlement of accounts payable of $249,090 as a result of the difference between the carrying value of the account payable and the fair value of the shares issued.

e)

The Company issued 2,985 units at $3.35 per unit for finder’s fees related to the private placement of the same date. Each unit consisted of one common share and one-half common share purchase warrant entitling the holder to purchase an additional common share at $4.50 per share until November 25, 2012.

f)

On September 26, 2011, the Company issued 650,000 units having a fair value of $1,059,963 to settle an account payable totaling $975,000 and thus recorded a loss of $84,963 on the settlement of account payable.

g)

The Company issued an 8% interest bearing promissory note having a principal balance of $216,000 in exchange for a promissory note that had a principal balance of $200,000 with accrued interest of $16,000 thereon.